Interests in joint ventures (Tables)	12 Months Ended
Jun. 30, 2019
Interests in joint ventures [abstract]
Schedule of financial information in joint ventures

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.19	17,779	3,443,948	83,111	806,467	2,572,148	50%	1,286,074	21,742	1,286,074
06.30.18	7,604	4,387,994	100,007	1,008,423	3,287,168	50%	1,643,584	21,742	1,643,584

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase (decrease) in cash and cash equivalents
06.30.19	24,868	(816,685)	(87,000)	(93)	87,090	(3)
06.30.18	21,817	1,227,004	(137,504)	(925)	138,436	8

Schedule of groups participation in the comprehensive results

	% of ownership interest held by non-controlling interests			Value of Company's interest in equity		Company's interest in comprehensive income/ (loss)
Name of entity	06.30.19	06.30.18	06.30.17	06.30.19	06.30.18	06.30.19	06.30.18	06.30.17
Joint Ventures
Quality Invest S.A.	50.00%	50.00%	50.00%	1,307,816	1,665,325	(408,541)	613,502	105,674
Nuevo Puerto Santa Fe S.A. (1)	50.00%	50.00%	50.00%	217,328	331,238	(103,448)	66,136	245,646
La Rural S.A. (2)	50.00%	50.00%	50.00%	70,804	272,653	100,728	(30,410)	(77,384)
Associates
Tarshop S.A. (2)	-	20.00%	20.00%	-	150,886	1,866	(16,105)	(17,340)
Other associates (3)				10,541	4,330	5,014	(12,243)	9,151
Total interests in associates and joint ventures (4)				1,606,489	2,424,432	(404,381)	620,880	265,747

	Place of			Last financial statements issued
Name of entity	business / Country of incorporation	Main activity	Common shares	Share capital (nominal value)	Income for the year	Equity
Joint Ventures
Quality Invest S.A.	Argentina	Real estate	163,039,244	326,078	(816,685)	2,572,148
Nuevo Puerto Santa Fe S.A. (1)	Argentina	Real estate	138,750	27,750	(118,686)	419,946
La Rural S.A. (2)	Argentina	Event organization and others	714,498	1,430	227,445	71,816

(1)	Nominal value per share Ps. 100.
(2)	Correspond to profit for the fiscal year ended June 30, 2019 and 2018.
(3)	Represents other individually non-significant associates.
(4)	Includes Ps. 227 and Ps. 567. as of June 30, 2019 and 2018, respectively, in relation to the equity interest in Avenida Compras disclosed in Note 19.

Schedule of group's investments in associates and joint ventures

	06.30.19	06.30.18
Beginning of the year	2,424,432	1,797,241
Adjustment of previous years (IFRS 9) (i)	(28,811)	-
Profit sharing, net	(404,381)	620,880
Dividends distributed (Note 29)	(311,645)	(70,641)
Sale of interest of subsidiaries (Note 29)	(123,939)	-
Irrevocable contributions (Note 29)	50,833	74,387
Capital contributions (Note 29)	-	2,565
End of the year (4)	1,606,489	2,424,432

(i)	See Note 2.2.